SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
17.	SHARE-BASED PAYMENTS

 In July 2021, the Board of Directors of Bitdeer approved the adoption of the 2021 Share Incentive Plan (the “2021 Plan”). Bitdeer granted a total of 1,097,852,000 share awards (before the effects of reverse recapitalization) in two batches in August and November 2021 in the year ended December 31, 2021, a total of 139,690,400 share awards (before the effects of reverse recapitalization) in four batches in January, April, July and October 2022 in the year ended December 31, 2022, and a total of 46,805,600 share awards (before the effects of reverse recapitalization) in two batches in January and April 2023, to the designated recipients under the 2021 Plan. Each share award grants an option for the recipient to purchase one share of Bitdeer’s ordinary shares at an exercise price of US$0.03 per share (before the effects of reverse recapitalization). The majority of the share awards vest from two to seven years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted expire on July 20, 2031.

In March 2023, the Board of Directors of BTG approved the 2023 Share Incentive Plan (the “2023 Plan”), which was effective upon the completion of the Business Combination on April 13, 2023. Under the 2023 Plan, the Group is able to issue up to an aggregate of 21,877,912 Class A ordinary shares to the designated recipients. BTG granted a total of 1,256,122 shares awards in two batches in July and October 2023 to the designated recipients under the 2023 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at exercise prices ranging from US$3.50 to US$11.49 per share. The majority of the share awards vest from four to six years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted expire on the tenth anniversary from the date of grant.

Upon completion of the Business Combination, the share awards granted under 2021 Plan of Bitdeer were assumed by BTG and converted into the share awards under the 2023 Plan at an exchange ratio of approximately 0.00858 with rounded down to the nearest whole share, and the exercise price of the Bitdeer share awards was also adjusted at an exchange ratio of approximately 0.00858. Also see Note 1. In April 2023, the Group modified the expiration date of all outstanding share awards to be the tenth anniversary from the date of grant. The modification had no impact to the overall financial presentation.
In June 2023, the Board of Directors of BTG approved the 2023 Performance Share Plan (the “2023 Performance Plan”), which was effective in October 2023. Under the 2023 Performance Plan, the Group is able to issue up to an aggregate of 1,112,886 Class A ordinary shares to the designated recipients. The number of Class A ordinary shares available for issuance under the 2023 Performance Plan could be subsequently adjusted to be no more than 11,128,861 based on the Group’s market capitalization as set forth in the 2023 Performance Plan. The Group did not issue any award under the 2023 Performance Plan for the year ended December 31, 2023.
The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards. For retrospective presentation, the number of Bitdeer’s share awards have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Number of options (’000)	Average exercise price per share award (US$)	Average fair value per share award (US$)
As at January 1, 2021	-	-	-
Granted	9,419	3.50	26.16
As at December 31, 2021	9,419	3.50	26.16
Granted	1,198	3.50	18.34
Forfeited	(219)	3.50	25.68
As at December 31, 2022	10,398	3.50	25.27
Granted	1,658	4.58	8.15
Exercised(1)	(118)	3.50	19.23
Forfeited	(194)	3.68	17.96
As at December 31, 2023	11,744	3.65	23.04
Vested and exercisable at December 31, 2023	5,460	3.50	23.96

(1)	The total proceeds received from the exercised shares under the 2023 plan during the year ended December 31, 2023 was approximately US$412,000.

 The expense recognized for share awards during the year ended December 31, 2023, 2022 and 2021 was approximately US$45.5 million, US$90.6 million and US$88.4 million. The breakdown is as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Cost of revenue	4,722	10,050	10,424
General and administrative expenses	23,797	48,850	54,458
Research and development expenses	13,377	24,258	18,246
Selling expenses	3,592	7,490	5,227
Total	45,488	90,648	88,355

The fair value of the share awards is estimated at the grant date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs range to the model used for determining the value of the grant for the years ended December 31, 2023, 2022 and 2021:

Years ended December 31,
	2023	2022	2021
Dividend yield (%)	-	-	-
Expected volatility (%)	118% - 124%	120% - 128%	130.19% - 130.23%
Risk-free interest rate (%)	3.81% - 4.59%	1.618% - 3.886%	1.24% - 1.57%
Exercise multiple	2.20 - 2.80	2.20 - 2.80	2.20 - 2.80

The incremental fair value related to the modification of expiration date of the share awards is estimated at the modification date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs range to the model used for determining the incremental fair value of the modification for the year ended December 31, 2023:

Year ended December 31, 2023
Dividend yield (%)	-
Expected volatility (%)	119% - 124%
Risk-free interest rate (%)	3.45% - 3.47%
Exercise multiple	2.20 - 2.80

The above inputs for the binomial model have been determined based on the following:

•
Dividend return is estimated by reference to the Group’s plan to distribute dividends in the near future. Currently, this is estimated to be zero as the Group plans to retain all profit for corporate expansion;

•	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies to the Group;

•	Risk-free interest rate is based on the yield to maturity of U.S. treasury bills denominated in US$ at the option valuation date;

•	Exercise multiple is based on empirical research on typical share award exercise behavior.